Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory
	March 31, 2023	December 31, 2022
Raw materials	$39,412	$40,271
Work in process	3,213	4,618
Finished goods	14,382	12,651
Total inventories	$57,007	$57,540

	December 31, 2022	December 31, 2021
Raw materials	$40,271	$19,323
Work in process	4,618	10,659
Finished goods	12,651	901
Total inventories	$57,540	$30,883